U.S. GLOBAL INVESTORS FUNDS

Global Luxury Goods Fund (formerly, Holmes Macro Trends Fund)

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

China Region Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

Investor Class Shares

Supplement dated January 15, 2021, to the Prospectus dated May 1, 2020, as supplemented

1.	In the “Principal Investment Strategies” section of the prospectus for the Emerging Europe Fund, beginning on page 24, the twelfth paragraph is hereby deleted in its entirety and replaced with the following:

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Drilling & Drilling Support, Exploration & Production, Integrated Oils, Midstream – Oil & Gas, Oilfield Services & Equipment, Refining & Marketing, Banks, and Diversified Banks; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

2.	In the “Additional Information About Investment Objectives, Principal Investment Strategies and Related Risks” section of the prospectus for the Emerging Europe Fund, beginning on page 42, the eighth paragraph under the sub-section “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Drilling & Drilling Support, Exploration & Production, Integrated Oils, Midstream – Oil & Gas, Oilfield Services & Equipment, Refining & Marketing, Banks, and Diversified Banks; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

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For more information, please contact a Fund customer service representative toll free at

1-800-873-8637.

PLEASE RETAIN FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

Global Luxury Goods Fund (formerly, Holmes Macro Trends Fund)

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

China Region Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

Investor Class Shares

Supplement dated January 15, 2021, to the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented

1.	In the section entitled “Non-Fundamental Investment Restrictions” beginning on page 4 of the SAI, the third non-fundamental investment restriction, pertaining to the Emerging Europe Fund, is hereby deleted in its entirety and replaced with the following:

3.	The Emerging Europe Fund will invest no more than 25% of its total assets in any one of the Bloomberg-classified industries listed below; provided, however, that if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), then the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

Bloomberg-classified industries involving oil & gas

Drilling & Drilling Support

Exploration & Production

Integrated Oils

Midstream – Oil & Gas

Oilfield Services & Equipment

Refining & Marketing

Bloomberg-classified industries involving banking

Banks

Diversified Banks

2.	In the section entitled “Principal Officers of the Trust” on page 26 of the SAI, the table is hereby replaced with the following:

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2015	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer, and Identity Theft Prevention Officer	Since 2015	Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer, Code of Ethics Review Officer	Since 2015	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Lisa Callicotte Born: 1973	Vice President	Since 2020	Chief Financial Officer, U.S. Global Investors, Inc. since 2013; Controller, U.S. Global Investors, Inc., 2009-2013; Senior Manager, Ernst & Young LLP, 1997-2009.

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For more information, please contact a Fund customer service representative toll free at

1-800-873-8637.

PLEASE RETAIN FOR FUTURE REFERENCE.